DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants issued	4,796,206
Volatility interest rate	100.00%
Notional amount		$ 4,250,000	$ 6,250,000
Leveraged amount		8,500,000	12,500,000
Contractual notional amount		$ 2,000,000	250,000
Description of conversion terms for debt instrument		On each monthly settlement date, if the USD/GBP spot rate is above $1.359, the Company has the right to convert $250,000 USD into GBP at a fixed rate of $1.359. If the spot rate is between $1.359 and $1.319 on the settlement date, the Company has no obligations, but can convert $250,000 USD into GBP at the spot rate. Finally, if the spot rate is below $1.319 on the settlement date, the Company is obligated to convert $500,000 USD (the settlement date leveraged amount) into GBP at the fixed rate of $1.359. Alternatively, instead of selling $500,000 USD, the Company can pay the difference in the spot rate and the $1.359 exchange rate for $500,000 USD (net settle) to the counterparty.
Leverage leveraged amount		$ 4,000,000
Deposit on foreign exchange contract		$ 909,666	$ 0